Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (16,129)	$ (27,854)	$ (39,176)	$ (60,844)	$ (101,454)	$ (54,738)
Tax expense at statutory rate					(21,305)	(11,495)
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest					(1,478)	(225)
Change in fair value of warrant liabilities					0	70
Change in fair value of derivative liability					0	(955)
Change in preferred dividend					943	0
Change in prepaid expenses					(529)	0
Change in valuation allowance					(613)	952
Unrecognized benefit from LLC flow thru structure					21,269	11,667
State income taxes, net of federal income tax benefit					41	0
Other adjustments, net					1,713	(14)
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 41	$ 0
Tax Rate
Tax expense at statutory rate			21.00%		21.00%	21.00%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest					1.50%	0.40%
Change in fair value of warrant liabilities					0.00%	(0.10%)
Change in fair value of derivative liability					0.00%	1.70%
Change in preferred dividend					0.00%	0.00%
Change in prepaid expenses					0.00%	0.00%
Change in valuation allowance					0.60%	(1.70%)
Unrecognized benefit from LLC flow thru structure					(21.00%)	(21.30%)
State income taxes, net of federal income tax benefit					0.00%	0.00%
Other adjustments, net					(1.70%)	0.00%
Income tax expense			0.00%		0.40%	0.00%